Noncontrolling Interests	12 Months Ended
Dec. 31, 2021
Noncontrolling Interest [Abstract]
Noncontrolling Interests
11. Noncontrolling Interests
Equity Noncontrolling Interests
In connection with the Company’s acquisition of Healthways in 2016, and prior to the Business Combination, the Company acquired a 51% controlling interest in Healthways Brasil Servicos de Consultoria
Ltda. (“Healthways Brazil”). The Company consolidates its investment in Healthways Brazil and records the 49% interest as a noncontrolling interest as a component of equity.
Redeemable Noncontrolling Interests
In conjunction with the VH acquisition, the Company issued 1,068,900 shares of common stock of
HDS-VH.
to the sellers as part of purchase consideration which resulted in the sellers obtaining a noncontrolling interest. Additionally, the Company issued a put right which gives these shareholders the right to put the 1,068,900 shares back to Sharecare in the future, resulting in the redeemable noncontrolling interests classification outside of permanent equity in the Company’s Consolidated Balance Sheets. During the year ended December 31, 2021,
HDS-VH
Holdings, Inc. was dissolved and became Visualize Health, LLC, a wholly owned subsidiary of the Company. The outstanding shares of
HDS-VH
Holdings Inc. were exchanged at a
one-to-one
ratio for the Company’s common stock. As such, there were no redeemable noncontrolling interests as of December 31, 2021.